SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
Closing of ‘Rest-of-the-World’ Distributed Generation Business Sale Transaction

On February 28, 2025, the Company has completed the sale of 100% equity interest in SunPower Philippines Manufacturing Ltd, a Cayman incorporated legal entity and wholly owned indirect subsidiary of Maxeon, to
Lumetech Pte Ltd., a subsidiary of TZE, The aggregate consideration for the sale of the shares will be $58.6 million. The following agreements were also entered with Lumetech Pte Ltd.:
•Procurement Agency Agreement to sell certain specifically identified assets and liabilities associated with the business activities within the country of the Philippines that are held by the Company or its subsidiaries. The aggregate consideration for the assets sale is approximately $7.3 million
•Transitional Services Agreement pursuant to which the parties thereto will agree to provide certain global shared services to the Company and/ or its affiliates and vice versa: and
•Bilateral Development Services Agreement to which Lumetech and any of its affiliates will cooperate with an affiliate of the Company and its respective affiliates on the development of Maxeon 8 technology

On March 31, 2025, the Company has completed the sale of 100% equity interest in certain direct and non-direct non-U.S. subsidiaries of the Company to Lumetech B.V. (“Lumetech B.V.”), a subsidiary of TZE organized under the laws of the Netherlands, and TCL SunPower International Pte. Ltd. (“TCLSI”), a subsidiary of TZE organized under the laws of Singapore (“TCL SunPower”). The aggregate consideration for the sale was approximately $28.9 million. Pursuant to the Sale and Purchase Agreement, net intercompany debt of $90.5 million was assumed by the purchasers, releasing and discharging the Company from the obligation to repay such debt. The following agreements were also entered with Lumetech B.V. and TCLSI:
•Trademark Assignment Agreement to acquire all of the Company’s right, title and interest, in certain trademarks for a total consideration of $6.7 million
•Asset Transfer Agreement to sell, assign and transfer certain identified items. In addition,the Company will be discharged in full all the obligations imposed in certain warranties, including servicing the warranty holders.
•Transitional Services Agreement pursuant to which the parties thereto will agree to provide certain global shared services to the Company and/ or its affiliates and vice versa

Update on CBP product review
In late March 2025, CBP informed Maxeon that it denied the Company’s protests on the detained shipments of Maxeon 3, Maxeon 6, and Performance 6 solar panels that started under the Biden Administration in July 2024, resulting in their continued exclusion. This decision was made despite Maxeon's comprehensive and transparent mapping of its supply chains and submission of thousands of pages of documentation demonstrating full compliance with the Uyghur Forced Labor Prevention Act (UFLPA).